Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories

Note 4 — Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is computed using average cost. Inventory write-downs are based on reviews for obsolescence determined primarily by future demand forecasts.

Inventory amounted to $30.9 million and $1.9 million, respectively, for the years ended December 31, 2021 and 2020 and consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Raw materials	$20,382	$1,289
Work in process	10,659	578
Finished goods	901	—
Less: inventory reserve	(1,059)	—
Total inventory	$30,883	$1,867